Investment properties (Tables)	12 Months Ended
Jun. 30, 2024
Investment properties
Schedule of investment properties
	06.30.2024		06.30.2023
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	1,460,505	657,251	1,670,436	678,686
Additions	4,459	8,894	12,324	10,072
Capitalized leasing costs	16	214	52	189
Amortization of capitalized leasing costs (i)	(135)	(176)	(67)	(63)
Transfers	(27,415)	(7)	9,923	3,277
Disposals	(50,247)	-	(84,419)	-
Currency translation adjustment	(11)	-	(64)	-
Net loss from fair value adjustment	(347,495)	(3,096)	(147,680)	(34,910)
Fair value at the end of the year	1,039,677	663,080	1,460,505	657,251

Schedule of investment property of the Group
	06.30.2024	06.30.2023
Shopping Malls (i)	685,984	689,425
Offices and other rental properties	335,776	492,128
Undeveloped parcels of land	678,944	933,977
Properties under development	466	290
Others	1,587	1,936
Total	1,702,757	2,117,756

Schedule of Group's borrowings and other payables
	06.30.2024	06.30.2023
Córdoba Shopping (i)	19,494	18,755
Total	19,494	18,755

Schedule of recognized in the Statements of Income
	06.30.2024	06.30.2023	06.30.2022
Revenues (Note 23)	260,092	261,990	218,510
Direct operating costs	(75,345)	(82,390)	(73,615)
Development costs	(1,325)	(973)	(1,486)
Net realized gain for the year (i)	31,275	44,977	111,972
Net unrealized loss for the year (ii)	(381,866)	(227,567)	(2,643)

Schedule of fair value measurements of investment properties
				06.30.24 (i)		06.30.23 (i)		06.30.22 (i)
Description	Valuation technique	Parameters	Range fiscal year 2024 / 2023 / 2022	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	15.40% / 15.25% / 14.53%	(15,160)	16,094	(13,958)	14,950	(17,339)	18,647
		Discount perpetually rate	14.11% / 14.20% / 14.53%	(30,621)	38,032	(32,873)	40,463	(29,626)	36,540
		Growth rate	2.4% / 2.4% / 2.4%	20,875	(17,589)	24,930	(21,036)	21,114	(17,893)
		Inflation	(*)	33,239	(31,932)	89,360	(81,621)	84,226	(69,714)
		Devaluation	(*)	(60,279)	66,307	(59,749)	65,724	(62,138)	75,944